                                                      McM Funds
                                                      -------------------------
                                                                   Annual Report
                                                                   June 30, 1997



                                                     Principal Preservation Fund

                                                  Intermediate Fixed Income Fund

                                                               Fixed Income Fund

                                                                   Balanced Fund

                                                          Equity Investment Fund

Dear Shareholder:

Three years ago we launched the McM Funds amidst a market that included about 5,000 mutual funds. The Dow Jones average was at 3,700. The S&P 500 had just cleared 450.

What a three years it has been!

Today there are over 7,500 mutual funds. The Dow has broken through 8,000. The S&P average hovered near 940 at the end of July, 1997. And the McM Funds continue to take systematic advantage of market conditions for our shareholders.

We are proud of our performance, yet, we take as much or greater pride in our ability to offer a quality product at a most advantageous price. Returns in all mutual funds will vary year to year, but fees are constant. With lower fees, more of what a given fund earns can be passed on to the shareholders.

Look closely and you will find our fees for the McM Funds average about 33% less than comparable funds. And some funds aren't satisfied charging higher management fees -- they also charge shareholders other "hidden" fees for the privilege of investing their money. We don't think that's right.

We started the McM Funds with a goal: bring the investment strategies that have excelled for our institutional clients who trust us with more than $18 billion in benefit plan assets to individual shareholders -- and do so at a reasonable cost. Judging from what we hear from shareholders, who also clearly enjoy the investment results to date, we are accomplishing our goal.

Thank you for your continuing trust and confidence.

Sincerely,

/s/ Terry A. O'Toole
----------------------------------
Terry A. O'Toole
Chairman

                                                                          Review
The year ending June 30, 1997 was still another strong year for stocks and was a very good year for bonds. The Standard & Poors 500 Stock Index rose a tremendous 34.7% while the Lehman Brothers Aggregate Bond Index was up 8.2%. Stock prices climbed as investors showed their preference for equity investments with large, high-quality companies leading the way. Interest rates fell during the second quarter of the year as investors put away their inflation fears and invested in fixed income instruments which offered high expected real returns (yield less expected inflation).

During the last year, McM Funds were positioned to take advantage of the strong markets. Cash balances and security turnover were kept to a minimum, as funds were invested to take advantage of the opportunities presented in the market. Interest rates moved up and down on investors speculation about the next Fed move. McM Funds took systematic advantage of this. Rather than using an emotion of the moment approach used by many funds, McM Funds consistent and disciplined investment approach stood firm and provided excellent returns.


                                                                         Outlook
We believe the stock market will continue to do reasonably well as long as corporate profits remain positive and bond rates remain at recent levels, or even possibly decline. We dont expect a severe retraction in equity prices unless the economy grows too rapidly, forcing severe Fed tightening, followed by a sharp economic slowdown. We are confident that there will be cyclical and secular swings in the markets over the next few years, but we will focus on fundamental trends that will be successful.

Adhering to our disciplined investment approach, we will continue building the Funds to take advantage of the fundamental strengths and substance of the markets. That means purchasing stocks of well-managed and growing companies. Likewise, investment grade bonds with slightly longer average maturities relative to the Fund benchmarks will comprise our portfolios as long as expected real returns remain high. We believe this approach will take advantage of the substance of quality companies for our shareholders, knowing that substance not only survives, it succeeds.

                                                     Principal Preservation Fund

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 92% of the portfolio. The 7-day and 30-day average yields as of June 30, 1997 were 5.29% and 5.28%, respectively.

Diversification                         Credit Quality      Maturity

Certificates  Cash & Equivalents 1%     A-1/P-1 8%           1-15 days
of Deposit 4%  Bankers' Acceptance 3%                         16%

                                                       91+days       16-30
                                                       52%           days 2%



                                                                     31-90
    Government 92%                     Government 92%               days 30%


         Average Annual Return (%)              One           Since
                                               Year         Inception
                                               ----         ---------
         McM Principal Preservation Fund       5.24           5.30

-------------------------------------------------------------------------------
                          Principal Preservation Fund
                          July 1, 1996 - June 30, 1997

7.00 -

6.50 -

6.00 -                      7-Day Average Yield (%)

5.50 -

5.00 -   5.04         5.04           5.05             5.16              5.29

4.50 -

4.00
         |-------------|---------------|----------------|-----------------|-----
       7/1/96       9/30/96         12/27/96         3/27/97            6/27/97

              Past performance does not guarantee future results.
-------------------------------------------------------------------------------

                                                  Intermediate Fixed Income Fund

This Fund emphasizes high quality and diversification. Government bonds and AAA-rated bonds represent 72% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund's weighted average maturity of 4.2 years seeks to limit sensitivity to interest rate changes.

                                                                NASDAQ Symbol
                                                                        MCMNX

Diversification                     Bond Quality               Maturity

Corporate 28%  Asset Backed/            BAA 5%       10+ years 5%  Short-term 5%
               Other 2%

                                             A 21%
                             Government                    5-10 years
                                    32%                           49%
                                             AA 2%

               Government                                              1-5 years
               32%                                                     41%

 Mortgage 38%                                AAA 40%

   Average Annual Returns (%)                      One          Since
                                                   Year       Inception
                                                   ----       ---------
   McM Intermediate Fixed Income Fund              7.14         7.05

   Lehman Brothers Intermediate Govt./Corp. Index  7.21         7.34
-------------------------------------------------------------------------------
$15,000 -                Intermediate Fixed Income Fund
                          July 14, 1994 Inception Date
$14,000 -

$13,000 -
                   ....Lehman Brothers Intermediate Govt./Corp. Index
$12,000 -  $10,001      $10,961     $11,526      $11,502     $11,994    $12,370
                   ----Intermediate Fixed Income Fund
$11,000 -   $9,957      $10,918     $11,445      $11,420     $11,916    $12,236

$10,000 -

 $9,000 --|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--
          12/31/94     6/30/95     12/31/95     6/30/96     12/31/96    6/30/97
              Past performance does not guarantee future results.
-------------------------------------------------------------------------------

                                                               Fixed Income Fund

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds. However, it has a weighted average maturity of 7.1 years, 2.9 years longer than the Intermediate Fixed Income Fund.

                                                                  NASDAQ Symbol
                                                                          MCMFX

Diversification                       Bond Quality             Maturity

Corporate          Government             BAA 4%                 Short-term 4%
34%                       27%  Government                10 + years
                               27%                       10%          1-5 years
                                                                            13%

                                             A 28%

                                           AA 2%

   Mortgage 39%                         AAA 39%                5-10 years 73%

                Average Annual Returns (%)          One            Since
                                                    Year         Inception
                                                    ----         ---------
                McM Fixed Income Fund               7.72           7.87

                Lehman Brothers Aggregate Index     8.16           8.33
-------------------------------------------------------------------------------
$18,000 -                       Fixed Income Fund
                          July 14, 1994 Inception Date
$17,000 -

$16,000 -

$15,000 -

$14,000 -
                     ...Lehman Brothers Aggregate Index
$13,000 -   $10,015    $11,161     $11,865      $11,720     $12,294      $12,676
                     ---Fixed Income Fund
$12,000 -   $ 9,926    $11,155     $11,841      $11,618     $12,202      $12,516

$11,000 -

$10,000 -

 $9,000 --|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--
          12/31/94     6/30/95     12/31/95     6/30/96     12/31/96    6/30/97
              Past performance does not guarantee future results.
-------------------------------------------------------------------------------

Balanced Fund

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 60% of the Fund and bonds about 40%. The common stock portion is well diversified among 100 companies that represent all economic sectors. The Fund's bond portion is 74% U.S. Government and AAA-rated securities with a weighted average maturity of 6.7 years.

                                                                  NASDAQ Symbol
                                                                          MCMBX

Asset Allocation                 Fixed Income Quality              Ten Largest Equity Holdings (%)
    Cash 0.5%                          BAA 1%                      Intel                   4.0
                          Government             A 23%
                                 32%                               General Electric        3.6

                                                                   FNMA                    3.1

                                                 AA 2%             Philip Morris           3.1

                                                                   Chase Manhattan         2.9

Bonds 39.7%  Stocks 59.8%                   AAA 42%                Compaq                  2.7

                                                                   Merck                   2.2
Average Annual Returns (%)          One        Since
                                   Year      Inception             SBC Communications      2.1
                                   ----      ---------
McM Balanced Fund                 23.65        19.49               BankAmerica             2.0

Lehman Brothes Aggregate Index     8.16         8.33               Citicorp                1.9
                                                                                           ---
Standard & Poor's 500             34.68        28.33                                      27.6

-------------------------------------------------------------------------------
$25,000 -                         Balanced Fund
                          July 14, 1994 Inception Date
$23,000 -
                      -.-.-Standard & Poor's 500
$21,000 -   $10,267    $12,340      $14,124     $15,564      $17,390    $20,962

$19,000 -
                      -----Balanced Fund
$17,000 -   $10,078    $11,731      $12,971     $13,709      $15,079    $16,951

$15,000 -

$13,000 -
                      .....Lehman Brothers Aggregate Index
$11,000 -   $10,015    $11,161      $11,865     $11,720      $12,294    $12,676

 $9,000
       --|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--
           12/31/94    6/30/95     12/31/95     6/30/96     12/31/96    6/30/97
              Past performance does not guarantee future results.
-------------------------------------------------------------------------------

                                                          Equity Investment Fund

The Equity Investment Fund invests in common stocks of large, high quality companies. It is well diversified among 98 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted as compared to the Standard & Poor's 500 Stock Index.

                                                                  NASDAQ Symbol
                                                                          MCMEX

Ten Largest Holdings (%)        Portfolio Characteristics                      Sector Weightings (%)
Intel                4.2        Price/Earnings Ratio         22.31             Financial Services            16.3
                                                                               Technology                    14.7
General Electric     3.6        Beta                          0.99             Health-Care                   12.2
                                                                               Energy                        10.1
FNMA                 3.3                                                       Utilities                      9.2
                                                                               Capital Goods                  9.0
Compaq               2.9        Avg. Market Capitalization  $50.1 B            Consumer Non-Durables          8.8
                                                                               Retail                         6.2
Chase Manhattan      2.9        Total Number of Stocks          98             Raw Materials                  4.3
                                                                               Consumer Services              2.1
Philip Morris        2.8                                                       Consumer Durables              2.0
                                                                               Transportation                 1.9
BankAmerica          2.1    Average Annual Returns (%)                         Shelter                        1.2
                                                          One      Since       Business Equip. & Services     1.1
Merck                2.0                                  Year   Inception     Multi-Industry                 0.9
                                                          ----   ---------                                  -----
Citicorp             2.0      McM Equity                 34.68    27.85                                     100.0

SBC Communications   1.9      S&P 500                    34.68    28.33
                    -----
                    27.7

-------------------------------------------------------------------------------
$25,000 -                    Equity Investment Fund
                          July 14, 1994 Inception Date
$23,000 -
                    .....Standard & Poor's 500
$21,000 -   $10,267    $12,340      $14,124      $15,564     $17,390    $20,962

$19,000 -           -----Equity Investment Fund
            $10,124    $12,155      $13,761      $15,380     $17,449    $20,713
$17,000 -

$15,000 -

$13,000 -

$11,000 -

 $9,000 --|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--
          12/31/94     6/30/95     12/31/95     6/30/96     12/31/96    6/30/97
              Past performance does not guarantee future results.
-------------------------------------------------------------------------------

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Principal Preservation Fund


                                                                                               Principal
                                                                                                 Amount          Value
                                                                                             -------------   ------------
FIXED INCOME SECURITIES
U.S. Government Agency Notes - 90.69%
Federal Farm Bank Discount Notes - 6.04%
 5.420%, 08/08/97 ........................................................................     $ 1,000,000     $  994,279
 5.420%, 11/17/97 ........................................................................       1,000,000        979,073
                                                                                                              -----------
                                                                                                                1,973,352
                                                                                                              -----------
Federal Home Loan Bank Notes - 21.17%
 5.250%, 07/07/97 ........................................................................         500,000        499,562
 5.190%, 07/10/97 ........................................................................       1,000,000        998,703
 5.210%, 07/31/97 ........................................................................         500,000        497,829
 5.220%, 08/26/97 ........................................................................         500,000        495,940
 5.230%, 08/29/97 ........................................................................         500,000        495,714
 5.210%, 09/19/97 ........................................................................         400,000        395,369
 5.815%, 09/22/97 ........................................................................         600,000        600,452
 5.540%, 10/09/97 ........................................................................       1,000,000        984,611
 5.480%, 11/19/97 ........................................................................       1,000,000        978,537
 5.490%, 12/03/97 ........................................................................       1,000,000        976,362
                                                                                                              -----------
                                                                                                                6,923,079
                                                                                                              -----------
Federal Home Loan Mortgage Corp. Discount Notes - 25.80%
 5.210%, 07/15/97 ........................................................................       2,000,000      1,995,948
 5.250%, 07/15/97 ........................................................................         500,000        498,979
 5.500%, 08/01/97 ........................................................................       1,000,000        995,264
 5.500%, 08/06/97 ........................................................................       1,500,000      1,491,750
 5.420%, 08/26/97 ........................................................................       1,000,000        991,569
 5.460%, 09/04/97 ........................................................................       1,000,000        990,142
 5.410%, 09/22/97 ........................................................................       1,000,000        987,527
 5.400%, 12/19/97 ........................................................................         500,000        487,175
                                                                                                              -----------
                                                                                                                8,438,354
                                                                                                              -----------
Federal National Mortgage Assn. Notes - 37.68%
 5.860%, 07/03/97 ........................................................................       1,000,000      1,000,020
 5.550%, 10/02/97 ........................................................................       2,000,000      1,971,325
 5.570%, 10/07/97 ........................................................................       1,000,000        984,837
 5.560%, 10/09/97 ........................................................................       1,000,000        984,556
 5.580%, 10/14/97 ........................................................................       1,000,000        983,725
 5.550%, 10/20/97 ........................................................................       2,000,000      1,965,775
 5.600%, 10/20/97 ........................................................................       1,000,000        982,733
 5.650%, 10/20/97 ........................................................................       1,000,000        999,545
 5.420%, 11/06/97 ........................................................................       1,000,000        980,729
 5.490%, 11/06/97 ........................................................................       1,000,000        980,480
 5.400%, 11/19/97 ........................................................................         500,000        489,425
                                                                                                              -----------
                                                                                                               12,323,150
                                                                                                              -----------
Total U.S. Government Agency Notes (Cost $29,657,935) ....................................                     29,657,935
                                                                                                              -----------
REPURCHASE AGREEMENT - 0.92%
Chase Manhattan Bank, U.S. Treasury Notes, $300,000 par, 6.625% coupon, due 07/31/01,
dated 06/30/97 to be sold on 07/01/97 at $300,049 ........................................         300,000        300,000
                                                                                                              -----------
Total Repurchase Agreement (Cost $300,000)................................................                        300,000
                                                                                                              -----------
BANKERS ACCEPTANCE - 3.01%
Chase Manhattan Bank, 5.620%, 10/06/97 ...................................................       1,000,000        984,857
                                                                                                              -----------
Total Bankers Acceptance (Cost $984,857)  ................................................                        984,857
                                                                                                              -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Principal Preservation Fund (continued)



                                                             Principal
                                                              Amount          Value
                                                           ------------   ------------
FIXED INCOME SECURITIES - (continued)
CERTIFICATES OF DEPOSIT - 3.67%
Imperial Bank, 5.600%, 08/18/97 ........................   $1,200,000      $ 1,200,000
                                                                           -----------
Total Certificates of Deposit (Cost $1,200,000).........                     1,200,000
                                                                           -----------
TOTAL INVESTMENTS** - 98.29% (Cost $32,142,792).........                    32,142,792
                                                                           -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.71%  ......                       560,050
                                                                           -----------
NET ASSETS - 100.00%   .................................                   $32,702,842
                                                                           ===========

** At June 30, 1997, cost is identical for book and federal income tax purposes.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund

                                                                      Principal
                                                                       Amount           Value
                                                                     ------------   ------------
FIXED INCOME SECURITIES - 98.79%
U.S. Government Obligations - 9.05%
U.S. Treasury Notes
 6.250%, 04/30/01 ................................................     $  815,000     $  812,995
 6.250%, 02/15/03 ................................................      1,745,000      1,732,628
 11.875%, 11/15/03   .............................................        780,000        997,027
 5.875%, 02/15/04 ................................................      1,390,000      1,348,077
 7.250%, 08/15/04 ................................................      1,225,000      1,276,560
 7.875%, 11/15/04 ................................................        500,000        539,375
 11.625%, 11/15/04   .............................................      1,350,000      1,747,872
                                                                                     -----------
Total U.S. Treasury Obligations (Cost $8,432,847)  ...............                     8,454,534
                                                                                     -----------
U.S. Government Agency Obligations - 22.00%
Federal Home Loan Bank - 3.46%
 8.375%, 10/25/99 ................................................        470,000        491,987
 5.940%, 06/13/00 ................................................        100,000         98,961
 6.110%, 07/17/00 ................................................        150,000        148,929
 7.190%, 04/27/01 ................................................      1,650,000      1,687,207
 5.770%, 02/03/04 ................................................        840,000        802,738
                                                                                     -----------
                                                                                       3,229,822
                                                                                     -----------
Federal Home Loan Mortgage Corp. - 3.01%
 7.980%, 01/19/00 ................................................        410,000        425,777
 5.905%, 06/13/00 ................................................        800,000        790,944
 5.990%, 12/01/03 ................................................      1,650,000      1,597,909
                                                                                     -----------
                                                                                       2,814,630
                                                                                     -----------
Federal National Mortgage Association - 5.65%
 8.350%, 11/10/99 ................................................      1,730,000      1,811,379
 5.500%, 02/02/01 ................................................        400,000        387,856
 6.450%, 04/23/01 ................................................      1,150,000      1,148,712
 6.375%, 08/14/01 ................................................         25,000         24,922
 7.500%, 02/11/02 ................................................        725,000        752,535
 6.590%, 05/21/02 ................................................      1,150,000      1,153,208
                                                                                     -----------
                                                                                       5,278,612
                                                                                     -----------
FICO Coupon Strip - 0.30%
 0.000%, 04/06/02*   .............................................        375,000        275,858
                                                                                     -----------
Guaranteed Export Trust - 2.23%
 6.130%, 06/15/04 ................................................        411,765        401,141
 6.280%, 06/15/04 ................................................        452,941        446,972
 6.550%, 06/15/04 ................................................      1,235,293      1,236,404
                                                                                     -----------
                                                                                       2,084,517
                                                                                     -----------
Resolution Funding Corp. - 7.35%
 0.000%, 04/15/06*   .............................................      3,060,000      1,717,547
 0.000%, 07/15/08*   .............................................      2,715,000      1,296,331
 0.000%, 10/15/08*   .............................................      3,900,000      1,829,256
 0.000%, 04/15/10*   .............................................      4,810,000      2,020,055
                                                                                     -----------
                                                                                       6,863,189
                                                                                     -----------
Total U.S. Government Agency Obligations (Cost $20,538,518) ......                    20,546,628
                                                                                     -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                                        Principal
                                                                         Amount          Value
                                                                      ------------   ------------
FIXED INCOME SECURITIES - (continued)
Collateralized Mortgage Obligations - 38.38%
Federal Home Loan Mortgage Corp. - 24.67%
 6.000%, 12/15/06  ................................................     $1,500,000    $ 1,481,036
 6.000%, 07/15/07  ................................................        100,000         98,624
 5.500%, 12/15/12  ................................................        350,000        348,996
 5.000%, 03/15/13  ................................................         75,935         75,718
 5.500%, 04/15/13  ................................................        800,000        797,766
 5.500%, 01/15/14  ................................................        608,977        607,157
 5.000%, 08/15/14  ................................................        142,562        142,119
 6.500%, 08/15/14  ................................................        850,000        853,647
 7.500%, 09/15/14  ................................................        400,000        404,132
 5.750%, 02/15/15  ................................................        950,000        942,562
 5.850%, 02/15/18  ................................................      1,500,000      1,475,163
 5.400%, 07/15/18  ................................................      1,500,000      1,457,174
 6.400%, 01/15/19  ................................................      1,000,000        994,103
 5.800%, 02/15/19  ................................................      1,175,000      1,159,653
 6.050%, 05/15/19  ................................................        700,000        690,796
 6.250%, 05/15/19  ................................................      1,000,000        984,167
 6.000%, 07/15/19  ................................................      1,500,000      1,465,931
 6.000%, 02/15/20  ................................................      1,000,000        971,189
 5.500%, 04/15/20  ................................................      1,100,000      1,076,424
 6.000%, 10/15/20  ................................................      1,600,000      1,561,037
 6.500%, 01/25/21  ................................................      2,000,000      1,963,343
 5.750%, 05/15/21  ................................................      1,600,000      1,543,009
 6.350%, 07/15/21  ................................................      1,000,000        982,102
 6.750%, 05/15/23  ................................................      1,000,000        966,100
                                                                                      -----------
                                                                                       23,041,948
                                                                                      -----------
Federal National Mortgage Association - 13.71%
 0.000%, 07/25/98* ................................................        264,805        251,195
 5.950%, 05/25/05  ................................................      1,500,000      1,485,469
 5.400%, 11/25/05  ................................................      1,300,000      1,276,214
 5.900%, 11/25/05  ................................................      1,600,000      1,583,492
 6.000%, 04/01/09  ................................................         18,551         18,022
 5.500%, 07/25/12  ................................................        225,366        224,384
 5.600%, 10/25/13  ................................................        200,000        199,201
 5.250%, 11/25/13  ................................................        525,000        518,505
 5.750%, 02/25/15  ................................................      1,000,000        993,950
 5.250%, 09/25/16  ................................................         57,950         57,128
 6.000%, 11/25/16  ................................................      1,300,000      1,286,778
 9.000%, 06/25/18  ................................................        171,875        179,836
 6.600%, 09/25/18  ................................................        100,000         99,776
 6.250%, 01/25/19  ................................................      2,500,000      2,457,040
 5.500%, 02/25/19  ................................................      1,175,000      1,143,238
 6.250%, 07/25/19  ................................................        600,000        589,315
 0.000%, 01/25/22* ................................................        233,762        205,820
 0.000%, 03/25/22* ................................................        216,323        207,960
 0.000%, 05/25/22* ................................................         28,241         26,372
                                                                                      -----------
                                                                                       12,803,695
                                                                                      -----------
Total Collateralized Mortgage Obligations (Cost $35,838,833) ......                    35,845,643
                                                                                      -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                                   Principal
                                                                    Amount         Value
                                                                 ------------   -----------
FIXED INCOME SECURITIES - (continued)
Asset Backed Securities - 2.19%
Capital Equipment Receivables Trust, 6.570%, 03/15/01   ......     $1,000,000    $1,002,231
CMO Trust 43 Y, 8.200%, 05/20/04   ...........................         43,585        44,449
Morgan Stanley Mortgage Trust, 8.450%, 05/01/17   ............          7,954         8,041
Olympic Automobile Receivables Trust, 6.250%, 11/15/04  ......      1,000,000       987,505
                                                                                 ----------
Total Asset Backed Securities (Cost $2,040,625)...............                    2,042,226
                                                                                 ----------
Corporate Bonds - 27.17%
Bank & Insurance - 0.54%
BankAmerica Corp., 6.875%, 11/20/97   ........................        500,000       502,250
                                                                                 ----------
Electric Utility - 0.73%
Commonwealth Edison Co., 6.250%, 10/01/97   ..................         50,000        50,000
Commonwealth Edison Co., 6.000%, 03/15/98   ..................        350,000       350,000
Long Island Lighting Co., 7.625%, 04/15/98  ..................        275,000       277,750
                                                                                 ----------
                                                                                    677,750
                                                                                 ----------
Financial Services - 22.76%
American General Finance Corp., 6.860%, 09/01/97  ............        175,000       175,364
American General Finance Corp., 8.000%, 02/15/00  ............        225,000       233,156
American General Finance Corp., 7.250%, 04/15/00  ............        400,000       407,000
Associates Corp. North America, 6.750%, 07/15/97  ............        125,000       125,061
Associates Corp. North America, 6.625%, 11/15/97  ............        100,000       100,383
Associates Corp. North America, 6.375%, 07/15/02  ............        400,000       394,000
Associates Corp. North America, 6.375%, 10/15/02  ............        330,000       325,050
Beneficial Corp., 6.790%, 11/20/97 ...........................        200,000       200,844
Beneficial Corp., 8.100%, 11/09/99 ...........................        425,000       440,937
Beneficial Corp., 6.850%, 06/17/02 ...........................        325,000       326,625
Commercial Credit Co., 6.000%, 04/15/00  .....................        225,000       221,906
Commercial Credit Co., 6.375%, 09/15/02  .....................        700,000       689,500
Finova Capital Corp., 6.625%, 09/15/01   .....................        875,000       867,344
Finova Capital Corp., 7.125%, 05/01/02   .....................      1,000,000     1,010,000
Finova Capital Corp., 6.120%, 05/28/02   .....................        425,000       413,844
Ford Motor Credit Co., 7.125%, 12/01/97  .....................        200,000       201,270
Ford Motor Credit Co., 6.550%, 02/03/98  .....................        300,000       301,524
Ford Motor Credit Co., 9.250%, 06/15/98  .....................        100,000       103,148
Ford Motor Credit Co., 8.875%, 06/15/99  .....................        200,000       209,500
Ford Motor Credit Co., 6.375%, 10/06/00  .....................        500,000       497,500
Ford Motor Credit Co., 6.250%, 11/08/00  .....................        700,000       692,125
General Motors Acceptance Corp., 7.000%, 04/15/98 ............        100,000       100,886
General Motors Acceptance Corp., 6.625%, 03/22/99 ............        800,000       805,000
General Motors Acceptance Corp., 7.125%, 06/01/99 ............        100,000       101,500
General Motors Acceptance Corp., 8.000%, 10/01/99 ............        200,000       207,000
General Motors Acceptance Corp., 6.700%, 04/30/01 ............         50,000        49,875
General Motors Acceptance Corp., 7.125%, 05/01/03 ............        300,000       303,000
Household Finance Corp., 6.760%, 01/22/98   ..................        100,000       100,548
Household Finance Corp., 6.750%, 06/01/00   ..................        650,000       652,437
Household Finance Corp., 6.960%, 09/04/01   ..................        175,000       176,313
Household Finance Corp., 6.700%, 06/15/02   ..................        500,000       500,625

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                                                               Principal
                                                                                                Amount          Value
                                                                                             ------------   -------------
FIXED INCOME SECURITIES - (continued)
Corporate Bonds - (continued)
Lehman Brothers, Inc., 6.125%, 02/01/01   ................................................   $ 800,000        $   783,000
Merrill Lynch & Co., Inc., 6.000%, 01/15/01  .............................................     775,000            759,500
Morgan Stanley Group, Inc., 7.500%, 09/01/99 .............................................     550,000            563,750
Salomon, Inc., 6.500%, 03/01/00  .........................................................   2,000,000          1,990,000
Salomon, Inc., 7.200%, 02/01/04  .........................................................   1,155,000          1,157,888
Sears Roebuck Acceptance Corp., 6.730%, 08/29/00   .......................................   1,000,000          1,003,750
Sears Roebuck Acceptance Corp., 6.920%, 10/03/02   .......................................     225,000            226,125
Smith Barney Holdings, Inc., 7.980%, 03/01/00   ..........................................     375,000            387,656
Smith Barney Holdings, Inc., 5.875%, 02/01/01   ..........................................   1,225,000          1,195,906
Transamerica Financial Group, 8.375%, 02/15/98  ..........................................     450,000            456,489
Transamerica Financial Group, 7.510%, 04/15/02  ..........................................     150,000            154,125
Transamerica Financial Group, 6.375%, 06/10/02  ..........................................     400,000            392,500
Travelers Property Casualty Corp., 6.750%, 04/15/01   ....................................     700,000            700,870
Travelers, Inc., 9.500%, 03/01/02   ......................................................     500,000            554,375
                                                                                                             ------------
                                                                                                               21,259,204
                                                                                                             ------------
Industrial - 3.14%
Philip Morris Cos., Inc., 6.200%, 02/09/98   .............................................     200,000            200,146
Philip Morris Cos., Inc., 7.500%, 01/15/02   .............................................   1,150,000          1,171,563
Philip Morris Cos., Inc., 6.800%, 12/01/03   .............................................     420,000            412,125
Sears Roebuck & Co., 9.250%, 04/15/98  ...................................................      25,000             25,591
Tele Communications, Inc., 7.000%, 08/04/97  .............................................     425,000            425,234
Waste Management, Inc., 6.375%, 07/01/97  ................................................     375,000            375,000
WMX Technologies, Inc., 8.125%, 02/01/98  ................................................     325,000            328,819
                                                                                                             ------------
                                                                                                                2,938,478
                                                                                                             ------------
Total Corporate Bonds (Cost $25,398,541)  ................................................                     25,377,682
                                                                                                             ------------
TOTAL FIXED INCOME SECURITIES - 98.79% (Cost $92,249,364)(1)  ............................                     92,266,713
                                                                                                             ------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.21%   .......................................                      1,135,175
                                                                                                             ------------
NET ASSETS - 100.00% .....................................................................                    $93,401,888
                                                                                                             ============
(1) Aggregate cost for federal income tax purposes is $92,249,364 and net unrealized appreciation is as follows:
  Gross unrealized appreciation  .........................................................   $ 341,718
  Gross unrealized depreciation  .........................................................    (324,369)
                                                                                             ----------
   Net unrealized appreciation   .........................................................   $  17,349
                                                                                             ==========

* Zero coupon bond.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Fixed Income Fund


                                                                     Principal
                                                                      Amount        Value
                                                                    ----------   -----------
FIXED INCOME SECURITIES - 98.58%
U.S. Government Obligations - 15.80%
U.S. Treasury Notes
 6.250%, 02/15/03   .............................................     $ 55,000    $   54,610
 11.875%, 11/15/03  .............................................      130,000       166,171
 7.250%, 08/15/04   .............................................      255,000       265,733
 11.625%, 11/15/04  .............................................      230,000       297,785
 7.500%, 11/15/16   .............................................      532,000       568,719
 8.875%, 08/15/17   .............................................      130,000       158,336
                                                                                  ----------
Total U.S. Treasury Obligations (Cost $1,472,764) ...............                  1,511,354
                                                                                  ----------
U.S. Government Agency Obligations - 10.76%
Federal Home Loan Bank - 4.34%
 7.780%, 10/19/01   .............................................      250,000       261,705
 5.770%, 02/03/04   .............................................      160,000       152,902
                                                                                  ----------
                                                                                     414,607
                                                                                  ----------
Federal Home Loan Mortgage Corp. - 3.38%
 7.125%, 11/18/02   .............................................      315,000       323,357
                                                                                  ----------
Guaranteed Export Trust - 0.50%
 6.130%, 06/15/04   .............................................       49,412        48,137
                                                                                  ----------
Resolution Funding Corp. - 2.54%
 0.000%, 10/15/11*  .............................................      260,000        97,815
 0.000%, 04/15/16*  .............................................      310,000        82,665
 0.000%, 04/15/17*  .............................................      250,000        62,017
                                                                                  ----------
                                                                                     242,497
                                                                                  ----------
Total U.S. Government Agency Obligations (Cost $1,017,983) ......                  1,028,598
                                                                                  ----------
Collateralized Mortgage Obligations - 38.43%
Federal Home Loan Mortgage Corp. - 20.94%
 6.250%, 11/15/18   .............................................      175,000       172,338
 6.250%, 05/15/19   .............................................      250,000       246,545
 6.400%, 05/15/19   .............................................      150,000       148,417
 6.500%, 10/15/19   .............................................      200,000       197,105
 5.950%, 11/15/19   .............................................      200,000       196,784
 6.500%, 06/25/20   .............................................      100,000        98,167
 6.350%, 07/15/21   .............................................      150,000       147,315
 6.500%, 08/15/21   .............................................       75,000        74,061
 6.000%, 02/15/22   .............................................      200,000       192,568
 6.650%, 07/15/22   .............................................      150,000       147,249
 6.000%, 02/15/23   .............................................      200,000       189,528
 6.750%, 05/15/23   .............................................      200,000       193,220
                                                                                  ----------
                                                                                   2,003,297
                                                                                  ----------
Federal National Mortgage Association - 17.49%
 7.500%, 07/25/18   .............................................       22,251        22,501
 6.000%, 09/25/18   .............................................       40,000        39,031
 6.500%, 03/25/19   .............................................      150,000       148,680
 6.500%, 04/25/19   .............................................      150,000       148,693
 3.500%, 05/25/19   .............................................      125,000       110,706
 6.500%, 09/25/19   .............................................      150,000       144,060
 6.250%, 01/25/20   .............................................      220,000       216,031
 6.850%, 10/25/20   .............................................       40,000        39,056

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Fixed Income Fund (continued)



                                                                      Principal
                                                                       Amount        Value
                                                                     ----------   -----------
FIXED INCOME SECURITIES - (continued)
Collateralized Mortgage Obligations - (continued)
 6.750%, 11/25/20 ................................................  $200,000       $  194,488
 6.750%, 05/25/21 ................................................   200,000          194,523
 6.500%, 10/25/21 ................................................   200,000          194,365
 0.000%, 03/25/22*   .............................................    21,632           20,796
 7.000%, 06/25/23 ................................................   200,000          199,880
                                                                                   ----------
                                                                                    1,672,810
                                                                                   ----------
Total Collateralized Mortgage Obligations (Cost $3,653,047) ......                  3,676,107
                                                                                   ----------
Asset Backed Securities - 0.10%
CMO Trust 39 Y, 8.650%, 03/01/03 .................................     9,551            9,826
                                                                                   ----------
Total Asset Backed Securities (Cost $9,623)  .....................                      9,826
                                                                                   ----------
Corporate Bonds - 33.49%
Bank & Insurance - 4.25%
BankAmerica Corp., 6.875%, 11/20/97 ..............................    50,000           50,225
KeyCorp, 6.750%, 03/15/06  .......................................    80,000           77,700
NationsBank Corp., 7.500%, 09/15/06 ..............................   175,000          179,156
Wells Fargo & Co., 7.125%, 08/15/06 ..............................   100,000           99,750
                                                                                   ----------
                                                                                      406,831
                                                                                   ----------
Electric Utility - 0.79%
Commonwealth Edison Co., 6.250%, 10/01/97 ........................    50,000           50,000
Long Island Lighting Co., 7.625%, 04/15/98   .....................    25,000           25,250
                                                                                   ----------
                                                                                       75,250
                                                                                   ----------
Financial Services - 22.72%
Associates Corp. North America, 6.375%, 10/15/02   ...............   120,000          118,200
Beneficial Corp., 8.100%, 11/09/99  ..............................   100,000          103,750
Beneficial Corp., 9.470%, 03/09/01  ..............................    20,000           21,750
Beneficial Corp., 6.940%, 12/15/06  ..............................   100,000           98,625
Commercial Credit Co., 6.375%, 09/15/02   ........................   100,000           98,500
Commercial Credit Co., 6.625%, 11/15/06   ........................   225,000          218,531
Finova Capital Corp., 6.625%, 09/15/01 ...........................   100,000           99,125
Finova Capital Corp., 6.900%, 06/19/04 ...........................   100,000           99,500
Ford Motor Credit Co., 6.250%, 11/08/00   ........................   100,000           98,875
Ford Motor Credit Co., 7.200%, 06/15/07   ........................   150,000          151,688
General Motors Acceptance Corp., 6.500%, 12/05/05  ...............    50,000           47,875
Household Finance Corp., 6.760%, 01/22/98 ........................    50,000           50,274
Household Finance Corp., 6.700%, 06/15/02 ........................    75,000           75,094
Lehman Brothers, Inc., 7.625%, 06/01/06   ........................    80,000           81,600
Morgan Stanley Group, Inc., 7.500%, 09/01/99 .....................    75,000           76,875
Morgan Stanley Group, Inc., 6.875%, 03/01/07 .....................    50,000           49,375
Salomon, Inc., 7.200%, 02/01/04  .................................   100,000          100,250
Sears Roebuck Acceptance Corp., 6.125%, 01/15/06   ...............   100,000           94,125
Smith Barney Holdings, Inc., 7.000%, 03/15/04   ..................   150,000          150,375
Smith Barney Holdings, Inc., 7.375%, 05/15/07   ..................   100,000          101,250
Transamerica Financial Group, 7.500%, 09/14/01  ..................    75,000           76,867
Transamerica Financial Group, 7.510%, 04/15/02  ..................    75,000           77,063
Travelers, Inc., 9.500%, 03/01/02   ..............................    75,000           83,156
                                                                                   ----------
                                                                                    2,172,723
                                                                                   ----------
Industrial - 5.73%
International Business Machines Corp., 6.375%, 06/15/00  .........    75,000           74,906
Philip Morris Cos., Inc., 7.500%, 01/15/02   .....................   175,000          178,281

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Fixed Income Fund (continued)



                                                                                               Principal
                                                                                                 Amount         Value
                                                                                             -------------   -----------
FIXED INCOME SECURITIES - (continued)
Corporate Bonds - (continued)
Philip Morris Cos., Inc., 6.800%, 12/01/03   .............................................    $  50,000       $   49,063
Sears Roebuck & Co., 9.250%, 04/15/98  ...................................................       50,000           51,182
TCI Communications, Inc., 6.875%, 02/15/06   .............................................      100,000           93,875
Tele Communications, Inc., 7.000%, 08/04/97  .............................................       25,000           25,014
WMX Technologies, Inc., 8.125%, 02/01/98  ................................................       75,000           75,881
                                                                                                              ----------
                                                                                                                 548,202
                                                                                                              ----------
Total Corporate Bonds (Cost $3,209,728)...................................................                     3,203,006
                                                                                                              ----------
TOTAL FIXED INCOME SECURITIES - 98.58% (Cost $9,363,145)(1)...............................                     9,428,891
                                                                                                              ----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.42%   .......................................                       136,035
                                                                                                              ----------
NET ASSETS - 100.00% .....................................................................                    $9,564,926
                                                                                                              ==========
(1)Aggregate cost for federal income tax purposes is $9,363,145 and net unrealized appreciation is as follows:
 Gross unrealized appreciation   .........................................................    $ 115,147
 Gross unrealized depreciation   .........................................................      (49,401)
                                                                                              ---------
  Net unrealized appreciation ............................................................    $  65,746
                                                                                              =========

* Zero coupon bond.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Balanced Fund



                                            Shares       Value
                                          --------   -----------
COMMON STOCKS - 59.61%
Business Equipment & Service - 0.59%
Automatic Data Processing, Inc.  ......      3,300     $ 155,100
Cognizant Corp.   .....................      2,150        87,075
                                                      ----------
                                                         242,175
                                                      ----------
Capital Goods - 5.12%
Cooper Industries, Inc. ...............      1,500        74,625
Emerson Electric Co.    ...............      4,400       242,275
General Electric Co. ..................     13,400       876,025
Honeywell, Inc.   .....................      3,000       227,625
Illinois Tool Works, Inc.  ............      1,200        59,925
Ingersoll Rand Co.   ..................      2,300       142,025
PPG Industries, Inc. ..................      3,800       220,875
Tyco International, Ltd.   ............      3,600       250,425
                                                      ----------
                                                       2,093,800
                                                      ----------
Consumer Durables - 1.11%
Ford Motor Co. ........................      6,300       237,825
General Motors Corp. ..................      3,900       217,181
                                                      ----------
                                                         455,006
                                                      ----------
Consumer Non-Durables - 5.79%
Anheuser Busch Cos., Inc.  ............      3,000       125,813
CPC International, Inc.    ............      2,900       267,706
Eastman Kodak Co. .....................      2,600       199,550
General Mills, Inc.  ..................      1,650       107,456
PepsiCo, Inc.  ........................     11,800       443,237
Philip Morris Cos., Inc.   ............     16,700       741,063
Procter & Gamble Co.    ...............      1,700       240,125
Sara Lee Corp. ........................      5,900       245,587
                                                      ----------
                                                       2,370,537
                                                      ----------
Consumer Services - 1.33%
Disney (Walt) Co.    ..................      2,200       176,550
Hilton Hotels Corp.  ..................      2,400        63,750
Knight-Ridder, Inc.  ..................      2,800       137,375
Time Warner, Inc.    ..................      3,450       166,463
                                                      ----------
                                                         544,138
                                                      ----------
Energy - 6.69%
Amerada Hess Corp.   ..................      2,300       127,794
Amoco Corp.    ........................      3,050       265,159
Atlantic Richfield Co.  ...............        800        56,400
Baker Hughes, Inc.   ..................      3,000       116,062
British Petroleum Co. PLC  ............      3,500       262,063
Burlington Resources, Inc. ............      1,450        63,981
Chevron Corp.  ........................      3,500       258,781
Exxon Corp. ...........................      7,400       455,100
Mobil Corp. ...........................      3,800       265,525
Royal Dutch Petroleum Co.  ............      5,200       282,750
Schlumberger, Ltd.   ..................      1,000       125,000
Texaco, Inc.   ........................      2,400       261,000
Unocal Corp.   ........................      3,200       124,200
Valero Energy Corp.  ..................      2,100        76,125
                                                      ----------
                                                       2,739,940
                                                      ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                Shares       Value
                                              --------   ------------
COMMON STOCKS - (continued)
Financial Services - 9.47%
American International Group, Inc.   ......      1,825     $  272,609
BankAmerica Corp.  ........................      7,500        484,219
Bankers Trust Corp.   .....................      2,500        217,500
Chase Manhattan Corp.    ..................      7,132        692,250
Chubb Corp.  ..............................      3,900        260,812
Citicorp  .................................      3,900        470,194
Federal National Mortgage Assn.   .........     17,400        759,075
First Bank System, Inc.  ..................      3,150        268,931
General Re Corp.   ........................      1,400        254,800
Morgan (JP) & Co., Inc.  ..................      1,900        198,312
                                                          -----------
                                                            3,878,702
                                                          -----------
Health Care - 7.42%
Alza Corp. Cl. A*  ........................      2,600         75,238
Bausch & Lomb, Inc.   .....................        450         21,206
Baxter International, Inc.  ...............      4,400        229,900
Bristol-Myers Squibb Co.    ...............      5,200        421,200
Columbia/HCA Healthcare Corp.  ............      1,925         75,677
Johnson & Johnson  ........................      5,100        328,313
Lilly (Eli) & Co.  ........................      3,300        360,731
Merck & Co., Inc.  ........................      5,200        538,200
Schering Plough Corp. .....................      9,800        469,175
St. Jude Medical, Inc.*  ..................      1,700         66,300
United Healthcare Corp.  ..................      2,750        143,000
Warner-Lambert Co. ........................      2,500        310,625
                                                          -----------
                                                            3,039,565
                                                          -----------
Multi-Industry - 0.55%
Minnesota Mining & Mfg. Co.    ............      2,200        224,400
                                                          -----------
Raw Materials - 2.09%
Aluminum Co. of America  ..................      2,050        154,519
Dow Chemical Co.   ........................      2,400        209,100
DuPont (EI) De Nemours & Co.   ............      4,400        276,650
Monsanto Co. ..............................      5,000        215,312
                                                          -----------
                                                              855,581
                                                          -----------
Retail - 3.50%
Albertson's, Inc.  ........................      6,850        250,025
Costco Cos., Inc.* ........................      4,000        131,500
Darden Restaurants, Inc. ..................        200          1,813
Dillard Dept. Stores, Inc. Cl. A  .........      2,950        102,144
Limited, Inc.   ...........................      3,526         71,402
May Department Stores Co.   ...............      4,050        191,362
Penney (JC), Inc.  ........................      3,400        177,438
Wal-Mart Stores, Inc.    ..................      8,600        290,788
Walgreen Co. ..............................      4,000        214,500
                                                          -----------
                                                            1,430,972
                                                          -----------
Shelter - 0.78%
Georgia-Pacific Corp. .....................      2,000        170,750
Kimberly-Clark Corp.  .....................      3,000        149,250
                                                          -----------
                                                              320,000
                                                          -----------
Technology - 8.72%
AMP, Inc.    ..............................      5,950        248,413

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                 Shares       Value
                                                --------   ------------
COMMON STOCKS - (continued)
Boeing Co.  .................................     1,200      $   63,675
Compaq Computer Corp.*  .....................     6,500         645,125
Hewlett-Packard Co.  ........................     7,100         397,600
Intel Corp. .................................     6,800         964,325
International Business Machines Corp.  ......     3,600         324,675
Lucent Technologies, Inc.  ..................     2,882         207,684
Motorola, Inc. ..............................     5,750         437,000
NCR Corp.*  .................................       259           7,705
Seagate Technology, Inc.*  ..................     5,100         179,456
Tandem Computers, Inc.* .....................     4,700          95,175
                                                            -----------
                                                              3,570,833
                                                            -----------
Transportation - 1.02%
AMR Corp.*  .................................     2,600         240,500
CSX Corp.   .................................     3,200         177,600
                                                            -----------
                                                                418,100
                                                            -----------
Utilities - 5.43%
Airtouch Communications, Inc.*   ............     7,700         210,788
AT & T Corp.   ..............................     6,550         229,659
Edison International ........................     7,500         186,562
El Paso Natural Gas Co. .....................     1,200          66,000
GTE Corp.   .................................     9,300         408,037
MCI Communications Corp.   ..................     4,700         179,922
PECO Energy Co.   ...........................     8,000         168,000
PG&E Corp.  .................................     6,000         145,500
SBC Communications, Inc.   ..................     8,017         496,052
Unicom Corp.   ..............................     5,900         131,275
                                                            -----------
                                                              2,221,795
                                                            -----------
TOTAL COMMON STOCKS (Cost $18,523,291) ......                24,405,544
                                                            -----------


                                                Principal
                                                 Amount          Value
                                              ------------    ----------
FIXED INCOME SECURITIES - 39.13%
U.S. Government Obligations - 12.29%
U.S. Treasury Notes
 6.875%, 08/31/99   .........................  $ 125,000        126,894
 7.500%, 05/15/02   .........................    660,000        690,993
 6.375%, 08/15/02   .........................    425,000        425,051
 11.625%, 11/15/02  .........................    100,000        123,606
 6.250%, 02/15/03   .........................    600,000        595,746
 10.750%, 05/15/03  .........................     60,000         72,459
 7.250%, 08/15/04   .........................    885,000        922,250
 11.625%, 11/15/04  .........................  1,600,000      2,071,552
                                                              ---------
Total U.S. Treasury Obligations
 (Cost $4,998,895) ..........................                 5,028,551
                                                              ---------
U.S. Government Agency Obligations - 4.06%
Federal Farm Credit Bank - 1.93%
 6.350%, 10/30/03   .........................    500,000        493,050
 6.600%, 02/06/04   .........................    300,000        299,325
                                                               ---------
                                                                792,375
                                                               ---------


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Balance Fund (continued)



                                                                       Principal
                                                                        Amount         Value
                                                                     -----------   ------------
FIXED INCOME SECURITIES - (continued)
Federal Home Loan Bank - 0.38%
 7.360%, 07/01/04 ................................................     $150,000      $  155,968
                                                                                    -----------
Federal Home Loan Mortgage Corp. - 0.36%
 5.990%, 12/01/03 ................................................      150,000         145,264
                                                                                    -----------
Federal National Mortgage Association - 0.47%
 5.730%, 01/06/03 ................................................      200,000         192,776
                                                                                    -----------
Resolution Funding Corp. - 0.08%
 0.000%, 04/15/14**  .............................................      100,000          31,196
                                                                                    -----------
Student Loan Marketing Association - 0.84%
 6.350%, 03/17/03 ................................................      350,000         345,520
                                                                                    -----------
Total U.S. Government Agency Obligations (Cost $1,655,555)  ......                    1,663,099
                                                                                    -----------
Collateralized Mortgage Obligations - 12.54%
Federal Home Loan Mortgage Corp. - 7.77%
 6.300%, 10/15/18 ................................................      100,000          97,299
 6.250%, 05/15/19 ................................................      100,000          98,417
 6.500%, 10/15/19 ................................................      200,000         197,105
 5.950%, 11/15/19 ................................................      100,000          98,392
 7.000%, 02/15/21 ................................................      100,000         101,071
 6.500%, 08/15/21 ................................................      240,000         236,996
 6.500%, 11/15/21 ................................................      600,000         585,108
 6.000%, 02/15/22 ................................................      100,000          96,284
 6.000%, 05/15/22 ................................................      400,000         375,890
 6.650%, 07/15/22 ................................................      100,000          98,166
 6.250%, 11/15/22 ................................................      150,000         146,373
 6.500%, 11/15/22 ................................................      100,000          97,178
 7.000%, 01/15/23 ................................................      200,000         200,214
 6.000%, 02/15/23 ................................................      150,000         142,146
 6.500%, 02/15/23 ................................................      350,000         342,390
 6.750%, 05/15/23 ................................................      150,000         144,915
 7.000%, 06/25/23 ................................................      125,000         124,925
                                                                                    -----------
                                                                                      3,182,869
                                                                                    -----------
Federal National Mortgage Association - 4.77%
 6.000%, 09/25/18 ................................................       50,000          48,789
 6.250%, 01/25/20 ................................................      100,000          98,196
 6.850%, 10/25/20 ................................................       50,000          48,820
 6.750%, 11/25/20 ................................................      100,000          99,564
 6.750%, 05/25/21 ................................................      100,000          97,261
 6.500%, 10/25/21 ................................................      300,000         291,547
 6.500%, 11/25/21 ................................................      100,000          97,184
 6.500%, 04/25/22 ................................................      700,000         680,071
 6.800%, 09/25/22 ................................................      300,000         296,477
 6.500%, 11/25/22 ................................................      200,000         193,926
                                                                                    -----------
                                                                                      1,951,835
                                                                                    -----------
Total Collateralized Mortgage Obligations (Cost $5,084,706) ......                    5,134,704
                                                                                    -----------
Corporate Bonds - 10.24%
Bank & Insurance - 1.46%
Chase Manhattan Corp., 7.125%, 02/01/07   ........................      200,000         199,250
KeyCorp, 6.750%, 03/15/06  .......................................       45,000          43,706
NationsBank Corp., 7.500%, 09/15/06 ..............................      250,000         255,937

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------



Balance Fund (continued)

                                                                                                Principal
                                                                                                 Amount           Value
                                                                                             --------------   -------------
FIXED INCOME SECURITIES - (continued)
Wells Fargo & Co., 7.125%, 08/15/06 ......................................................    $  100,000        $    99,750
                                                                                                               ------------
                                                                                                                    598,643
                                                                                                               ------------
Financial Services - 8.23%
American General Finance Corp., 7.450%, 07/01/02   .......................................       175,000            180,031
Associates Corp. North America, 6.375%, 10/15/02   .......................................        50,000             49,250
Associates Corp. North America, 7.625%, 04/27/05   .......................................       125,000            129,219
Beneficial Corp., 10.100%, 11/27/00 ......................................................       150,000            165,562
Beneficial Corp., 9.470%, 03/09/01  ......................................................        30,000             32,625
Beneficial Corp., 6.940%, 12/15/06  ......................................................       100,000             98,625
Commercial Credit Co., 6.375%, 09/15/02   ................................................        50,000             49,250
Commercial Credit Co., 6.625%, 11/15/06   ................................................       275,000            267,094
Finova Capital Corp., 6.625%, 09/15/01 ...................................................        50,000             49,562
Finova Capital Corp., 6.120%, 05/28/02 ...................................................       200,000            194,750
Finova Capital Corp., 6.900%, 06/19/04 ...................................................       100,000             99,500
Ford Motor Credit Co., 6.250%, 11/08/00   ................................................        50,000             49,437
Ford Motor Credit Co., 6.550%, 07/07/03   ................................................       125,000            123,125
Ford Motor Credit Co., 7.200%, 06/15/07   ................................................       100,000            101,125
General Motors Acceptance Corp., 6.600%, 11/22/04  .......................................       175,000            170,188
Household Finance Corp., 6.700%, 06/15/02 ................................................        50,000             50,063
Household Finance Corp., 7.250%, 07/15/03 ................................................       125,000            127,656
Lehman Brothers, Inc., 7.625%, 06/01/06   ................................................        40,000             40,800
Morgan Stanley Group, Inc., 6.875%, 03/01/07 .............................................       100,000             98,750
Salomon, Inc., 7.200%, 02/01/04  .........................................................       100,000            100,250
Sears Roebuck Acceptance Corp., 6.900%, 08/01/03   .......................................       125,000            125,000
Sears Roebuck Acceptance Corp., 6.125%, 01/15/06   .......................................        50,000             47,063
Smith Barney Holdings, Inc., 7.980%, 03/01/00   ..........................................        50,000             51,688
Smith Barney Holdings, Inc., 6.500%, 10/15/02   ..........................................       125,000            123,281
Smith Barney Holdings, Inc., 7.000%, 03/15/04   ..........................................       250,000            250,625
Transamerica Corp., 6.750%, 11/15/06   ...................................................       200,000            194,500
Transamerica Financial Group, 7.510%, 04/15/02  ..........................................        30,000             30,825
Travelers, Inc., 9.500%, 03/01/02   ......................................................        25,000             27,719
Travelers, Inc., 6.625%, 09/15/05   ......................................................       150,000            146,063
Travelers Property Casualty Corp., 6.750%, 11/15/06   ....................................       200,000            195,250
                                                                                                               ------------
                                                                                                                  3,368,876
                                                                                                               ------------
Industrial - 0.55%
Philip Morris Cos., Inc., 7.500%, 01/15/02   .............................................        50,000             50,937
Philip Morris Cos., Inc., 8.250%, 10/15/03   .............................................        75,000             78,938
Philip Morris Cos., Inc., 6.375%, 02/01/06   .............................................        25,000             23,594
TCI Communications, Inc., 6.875%, 02/15/06   .............................................        75,000             70,406
                                                                                                               ------------
                                                                                                                    223,875
                                                                                                               ------------
Total Corporate Bonds (Cost $4,174,800)...................................................                        4,191,394
                                                                                                               ------------
TOTAL FIXED INCOME SECURITIES (Cost $15,913,956)..........................................                       16,017,748
                                                                                                               ------------
TOTAL INVESTMENTS - 98.74% (Cost $34,437,247)(1)..........................................                       40,423,292
                                                                                                               ------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.26%   .......................................                          517,431
                                                                                                               ------------
NET ASSETS - 100.00% .....................................................................                      $40,940,723
                                                                                                               ============
(1) Aggregate cost for federal income tax purposes is $34,437,247 and net unrealized appreciation is as follows:
  Gross unrealized appreciation  .........................................................    $6,095,456
  Gross unrealized depreciation  .........................................................      (109,411)
                                                                                              ----------
   Net unrealized appreciation   .........................................................    $5,986,045
                                                                                              ==========

 * Non-dividend paying stock.
** Zero coupon bond.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Equity Investment Fund

                                           Shares        Value
                                          --------   -----------
COMMON STOCKS - 98.46%
Business Equipment & Service - 1.04%
Automatic Data Processing, Inc.  ......      7,500    $  352,500
Cognizant Corp.   .....................      6,300       255,150
                                                      ----------
                                                         607,650
                                                      ----------
Capital Goods - 8.77%
Cooper Industries, Inc. ...............      6,300       313,425
Emerson Electric Co.    ...............     11,000       605,688
General Electric Co. ..................     31,600     2,065,850
Honeywell, Inc.   .....................      7,760       588,790
Illinois Tool Works, Inc.  ............      1,000        49,937
Ingersoll Rand Co.   ..................      3,300       203,775
PPG Industries, Inc. ..................     10,600       616,125
Tyco International, Ltd.   ............      9,980       694,234
                                                      ----------
                                                       5,137,824
                                                      ----------
Consumer Durables - 1.91%
Ford Motor Co. ........................     16,000       604,000
General Motors Corp. ..................      9,300       517,894
                                                      ----------
                                                       1,121,894
                                                      ----------
Consumer Non-Durables - 8.65%
Anheuser Busch Cos., Inc.  ............      8,300       348,081
CPC International, Inc.    ............      6,500       600,031
Eastman Kodak Co. .....................      5,550       425,962
General Mills, Inc.  ..................      3,200       208,400
PepsiCo, Inc.  ........................     23,500       882,719
Philip Morris Cos., Inc.   ............     36,175     1,605,266
Procter & Gamble Co.    ...............      3,400       480,250
Sara Lee Corp. ........................     12,400       516,150
                                                      ----------
                                                       5,066,859
                                                      ----------
Consumer Services - 2.01%
Disney (Walt) Co.    ..................      4,200       337,050
Hilton Hotels Corp.  ..................      6,400       170,000
Knight-Ridder, Inc.  ..................      6,300       309,094
Time Warner, Inc.    ..................      7,500       361,875
                                                      ----------
                                                       1,178,019
                                                      ----------
Energy - 10.69%
Amerada Hess Corp.   ..................      3,700       205,581
Amoco Corp.    ........................      7,400       643,337
Atlantic Richfield Co.  ...............        400        28,200
Baker Hughes, Inc.   ..................      8,000       309,500
British Petroleum Co. PLC  ............      7,202       539,250
Burlington Resources, Inc. ............      3,000       132,375
Chevron Corp.  ........................      9,520       703,885
Exxon Corp. ...........................     14,300       879,450
Mobil Corp. ...........................     10,200       712,725
Royal Dutch Petroleum Co.  ............     11,200       609,000
Schlumberger, Ltd.   ..................      2,650       331,250
Texaco, Inc.   ........................      7,500       815,625
Unocal Corp.   ........................      4,400       170,775
Valero Energy Corp.  ..................      5,000       181,250
                                                      ----------
                                                       6,262,203
                                                      ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Equity Investment Fund (continued)



                                                Shares      Value
                                              --------   -----------
COMMON STOCKS - (continued)
Financial Services - 16.04%
American International Group, Inc.   ......      4,700    $  702,063
BankAmerica Corp.  ........................     18,824     1,215,324
Bankers Trust Corp.   .....................      6,000       522,000
Chase Manhattan Corp. .....................     16,927     1,642,977
Chubb Corp.  ..............................      8,980       600,537
Citicorp  .................................      9,400     1,133,287
Federal National Mortgage Assn.   .........     42,700     1,862,788
First Bank System, Inc.  ..................      7,200       614,700
General Re Corp.   ........................      3,300       600,600
Morgan (JP) & Co., Inc.  ..................      4,850       506,219
                                                          ----------
                                                           9,400,495
                                                          ----------
Health Care - 11.89%
Alza Corp. Cl. A*  ........................      5,800       167,837
Bausch & Lomb, Inc.   .....................        400        18,850
Baxter International, Inc.  ...............     12,200       637,450
Bristol-Myers Squibb Co. ..................     12,500     1,012,500
Columbia/HCA Healthcare Corp.  ............      5,950       233,909
Johnson & Johnson  ........................     11,200       721,000
Lilly (Eli) & Co.  ........................      6,760       738,953
Merck & Co., Inc.  ........................     11,160     1,155,060
Schering Plough Corp. .....................     20,800       995,800
St. Jude Medical, Inc.*  ..................      4,800       187,200
United Healthcare Corp.  ..................      6,800       353,600
Warner-Lambert Co. ........................      6,000       745,500
                                                          ----------
                                                           6,967,659
                                                          ----------
Multi-Industry - 0.91%
Minnesota Mining & Mfg. Co. ...............      5,230       533,460
                                                          ----------
Raw Materials - 4.21%
Aluminum Co. of America  ..................      5,740       432,653
Dow Chemical Co.   ........................      5,170       450,436
DuPont (EI) De Nemours & Co.   ............     14,200       892,825
Monsanto Co. ..............................     16,000       689,000
                                                          ----------
                                                           2,464,914
                                                          ----------
Retail - 6.01%
Albertson's, Inc.  ........................     17,700       646,050
Costco Cos., Inc.* ........................      9,000       295,875
Darden Restaurants, Inc. ..................        100           906
Dillard Dept. Stores, Inc. Cl. A  .........      8,000       277,000
Limited, Inc.   ...........................     13,032       263,898
May Department Stores Co.   ...............     10,500       496,125
Penney (JC), Inc.  ........................     10,350       540,141
Wal-Mart Stores, Inc. .....................     17,350       586,647
Walgreen Co. ..............................      7,700       412,913
                                                          ----------
                                                           3,519,555
                                                          ----------
Shelter - 1.14%
Georgia-Pacific Corp. .....................      5,400       461,025
Kimberly-Clark Corp.  .....................      4,220       209,945
                                                          ----------
                                                             670,970
                                                          ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                             June 30, 1997
--------------------------------------------------------------------------------

Equity Investment Fund (continued)



                                                                                                   Shares           Value
                                                                                             ----------------   ------------
COMMON STOCKS - (continued)
Technology - 14.41%
AMP, Inc.   ..............................................................................          14,000       $   584,500
Boeing Co.  ..............................................................................           1,800            95,512
Compaq Computer Corp.*  ..................................................................          16,700         1,657,475
Hewlett-Packard Co.  .....................................................................          14,500           812,000
Intel Corp. ..............................................................................          16,900         2,396,631
International Business Machines Corp.  ...................................................           9,400           847,763
Lucent Technologies, Inc.  ...............................................................           6,853           493,844
Motorola, Inc. ...........................................................................          13,000           988,000
Seagate Technology, Inc.*  ...............................................................          11,300           397,619
Tandem Computers, Inc.* ..................................................................           8,500           172,125
                                                                                                                 -----------
                                                                                                                   8,445,469
                                                                                                                 -----------
Transportation - 1.83%
AMR Corp.*  ..............................................................................           6,200           573,500
CSX Corp.   ..............................................................................           9,000           499,500
                                                                                                                 -----------
                                                                                                                   1,073,000
                                                                                                                 -----------
Utilities - 8.95%
Airtouch Communications, Inc.*   .........................................................          17,400           476,325
AT & T Corp.   ...........................................................................          18,530           649,708
Edison International .....................................................................          16,500           410,438
El Paso Natural Gas Co. ..................................................................           3,500           192,500
GTE Corp.   ..............................................................................          18,800           824,850
MCI Communications Corp.   ...............................................................           5,400           206,718
PECO Energy Co.   ........................................................................          26,000           546,000
PG&E Corp.  ..............................................................................          20,000           485,000
SBC Communications, Inc.   ...............................................................          17,348         1,073,408
Unicom Corp.   ...........................................................................          17,000           378,250
                                                                                                                 -----------
                                                                                                                   5,243,197
                                                                                                                 -----------
TOTAL COMMON STOCKS - 98.46% (Cost $43,187,875)(1)........................................                        57,693,168
                                                                                                                 -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.54%   .......................................                           900,015
                                                                                                                 -----------
NET ASSETS - 100.00% .....................................................................                       $58,593,183
                                                                                                                 ===========
(1)Aggregate cost for federal income tax purposes is $43,187,875 and net unrealized appreciation is as follows:
  Gross unrealized appreciation  .........................................................    $ 14,703,220
  Gross unrealized depreciation  .........................................................        (197,927)
                                                                                              ------------
   Net unrealized appreciation   .........................................................    $ 14,505,293
                                                                                              ============
* Non-dividend paying stock.

See accompanying notes to financial statements.

Statement of Assets and Liabilities                              June 30, 1997
--------------------------------------------------------------------------------



                                                                                     McM
                                                                     McM         Intermediate
                                                                  Principal         Fixed
                                                                 Preservation       Income
                                                                     Fund            Fund
                                                                 --------------  --------------
Assets:
 Investments in securities at value (cost $32,142,792,
  $92,249,364, $9,363,145, $34,437,247 and
  $43,187,875, respectively)  .................................    $32,142,792    $92,266,713
 Cash-interest bearing accounts  ..............................        236,562        194,091
 Dividends and interest receivable  ...........................         53,126        966,195
 Receivable for fund shares sold ..............................        295,644          1,636
 Receivable for securities sold  ..............................              0              0
 Deferred organization cost (Note A)   ........................          8,145          8,145
 Other assets  ................................................          1,811          5,831
                                                                  ------------    -----------
   Total assets   .............................................     32,738,080     93,442,611
                                                                  ------------    -----------
Liabilities:
 Payable for securities purchased   ...........................              0              0
 Fund shares redeemed   .......................................         15,284              0
 Distributions payable  .......................................          7,698              0
 Accrued expenses .............................................          8,051          9,307
 Payable to advisor, net   ....................................          4,205         31,416
                                                                  ------------    -----------
   Total liabilities ..........................................         35,238         40,723
                                                                  ------------    -----------
Net Assets:
 Applicable to 32,702,842, 9,105,244, 915,916, 2,675,673
  and 2,972,559 shares outstanding, respectively   ............    $32,702,842    $93,401,888
                                                                  ============    ===========
Net Assets Consist of:
 Capital paid-in  .............................................    $32,702,842    $93,214,051
 Accumulated undistributed net investment income   ............              0        275,372
 Accumulated net realized gain (loss) on investments  .........              0       (104,884)
 Net unrealized appreciation/depreciation on investments                     0         17,349
                                                                  ------------    -----------
                                                                   $32,702,842    $93,401,888
                                                                  ============    ===========
Net asset value and redemption price per share  ...............    $      1.00    $     10.26
                                                                  ============    ===========






                                                                    McM                           McM
                                                                   Fixed           McM           Equity
                                                                   Income        Balanced      Investment
                                                                    Fund           Fund           Fund
                                                                 ------------  --------------  ------------
Assets:
 Investments in securities at value (cost $32,142,792,
  $92,249,364, $9,363,145, $34,437,247 and
  $43,187,875, respectively)  .................................    $9,428,891   $40,423,292     $57,693,168
 Cash-interest bearing accounts  ..............................        44,536       249,007         987,821
 Dividends and interest receivable  ...........................       107,369       258,992          93,838
 Receivable for fund shares sold ..............................             0        87,284          35,151
 Receivable for securities sold  ..............................             0         2,868               0
 Deferred organization cost (Note A)   ........................         8,145         8,145           8,145
 Other assets  ................................................           555         1,163           1,924
                                                                  -----------   -----------     -----------
   Total assets   .............................................     9,589,496    41,030,751      58,820,047
                                                                  -----------   -----------     -----------
Liabilities:
 Payable for securities purchased   ...........................             0        64,878         187,021
 Fund shares redeemed   .......................................        15,151             0               0
 Distributions payable  .......................................             0             0               0
 Accrued expenses .............................................         6,896         8,178           9,115
 Payable to advisor, net   ....................................         2,523        16,972          30,728
                                                                  -----------   -----------     -----------
   Total liabilities ..........................................        24,570        90,028         226,864
                                                                  -----------   -----------     -----------
Net Assets:
 Applicable to 32,702,842, 9,105,244, 915,916, 2,675,673
  and 2,972,559 shares outstanding, respectively   ............    $9,564,926   $40,940,723     $58,593,183
                                                                  ===========   ===========     ===========
Net Assets Consist of:
 Capital paid-in  .............................................    $9,460,065   $34,951,650     $43,984,660
 Accumulated undistributed net investment income   ............        29,851        56,694          20,224
 Accumulated net realized gain (loss) on investments  .........         9,264       (53,666)         83,006
 Net unrealized appreciation/depreciation on investments               65,746     5,986,045      14,505,293
                                                                  -----------   -----------     -----------
                                                                   $9,564,926   $40,940,723     $58,593,183
                                                                  ===========   ===========     ===========
Net asset value and redemption price per share  ...............    $    10.44   $     15.30     $     19.71
                                                                  ===========   ===========     ===========

See accompanying notes to financial statements.

Statement of Operations

For the Year Ended June 30, 1997
--------------------------------------------------------------------------------

                                                                       McM
                                                       McM         Intermediate       McM                          McM
                                                    Principal         Fixed          Fixed           McM          Equity
                                                   Preservation       Income         Income       Balanced      Investment
                                                       Fund            Fund           Fund          Fund           Fund
                                                   --------------  --------------  ------------  -------------  ------------
Investment Income:
 Dividends   ....................................   $        0      $        0      $       0     $  310,313    $   855,521
 Interest .......................................    1,363,890       5,608,507        593,428        676,936         34,768
                                                    ----------      ----------      ---------     ----------    -----------
   Total investment income  .....................    1,363,890       5,608,507        593,428        987,249        890,289
                                                    ----------      ----------      ---------     ----------    -----------
Expenses:
 Investment advisory fees (Note E)   ............       62,891         306,667         30,410        111,590        198,605
 Transfer agent fees  ...........................       29,440          26,505         24,958         27,671         29,089
 Administration fees  ...........................       25,844          25,348         24,948         25,728         26,161
 Accounting fees   ..............................       27,025          49,333         26,932         30,390         29,947
 Custodian fees .................................       11,202          17,364          5,599         22,887         21,904
 Insurance fees .................................       10,485          33,736          3,419          6,292         10,662
 Legal fees  ....................................        3,422          11,448          1,122          2,649          4,392
 Amortization of organization costs (Note A)  ...        3,610           3,610          3,610          3,610          3,610
 Report to shareholder expense ..................        1,598           6,149            607          1,421          2,430
 Registration expenses   ........................        9,864          22,520          5,981          8,329         11,503
 Trustees fees  .................................        1,884           5,685            817          1,822          2,792
 Auditing fees  .................................        7,500          11,500          7,500          7,500          7,500
 Miscellaneous expenses  ........................          242           1,532            546            810          1,805
                                                    ----------      ----------      ---------     ----------    -----------
   Total expenses  ..............................      195,007         521,397        136,449        250,699        350,400
 Expenses reimbursed (Note E)  ..................     (119,537)        (83,302)       (93,006)      (101,913)       (52,492)
                                                    ----------      ----------      ---------     ----------    -----------
   Net expenses .................................       75,470         438,095         43,443        148,786        297,908
                                                    ----------      ----------      ---------     ----------    -----------
Net Investment Income ...........................    1,288,420       5,170,412        549,985        838,463        592,381
                                                    ----------      ----------      ---------     ----------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
 Net realized gain (loss) on investments   ......            0         (72,659)        11,263        (31,191)        88,154
 Net change in unrealized appreciation/
  depreciation on investments  ..................            0         873,998         88,107      5,082,280     12,113,724
                                                    ----------      ----------      ---------     ----------    -----------
 Net realized and unrealized gain on
  investments   .................................            0         801,339         99,370      5,051,089     12,201,878
                                                    ----------      ----------      ---------     ----------    -----------
Increase in Net Assets from Operations  .........   $1,288,420      $5,971,751      $ 649,355     $5,889,552    $12,794,259
                                                    ==========      ==========      =========     ==========    ===========

See accompanying notes to financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------





                                                         McM Principal
                                                       Preservation Fund
                                                 ------------------------------
                                                    For the         For the
                                                  Year Ended      Year Ended
                                                   06/30/97        06/30/96
                                                 ---------------  -------------
Operations:
 Net investment income ........................  $  1,288,420     $   989,059
 Net realized gain (loss) on investments ......             0           1,584
 Net change in unrealized appreciation/
  depreciation on investments   ...............             0               0
                                                 -------------    -----------
 Increase in net assets   .....................     1,288,420         990,643
                                                 -------------    -----------
Dividends and Distributions to Shareholders:
 From net investment income  ..................    (1,288,657)       (989,059)
 From capital gains ...........................        (1,352)              0
                                                 -------------    -----------
 Total Distributions   ........................    (1,290,009)       (989,059)
                                                 -------------    -----------
Capital Share Transactions - Note C   .........     8,509,309      12,380,593
                                                 -------------    -----------
  Total increase in net assets  ...............     8,507,720      12,382,177
Net Assets:
 Beginning of year  ...........................    24,195,122      11,812,945
                                                 -------------    -----------
 End of year (including undistributed net
  investment income of $0, $0, $275,372,
  $214,359, $29,851 and $23,026,
  respectively)  ..............................  $ 32,702,842     $24,195,122
                                                 =============    ===========



                                                         McM Intermediate                  McM Fixed
                                                        Fixed Income Fund                 Income Fund
                                                 --------------------------------  -------------------------
                                                    For the          For the        For the       For the
                                                  Year Ended       Year Ended      Year Ended    Year Ended
                                                   06/30/97         06/30/96        06/30/97     06/30/96
                                                 ---------------  ---------------  ------------  -----------
Operations:
 Net investment income ........................  $  5,170,412     $  3,298,089     $ 549,985     $  439,630
 Net realized gain (loss) on investments ......       (72,659)         428,006        11,263         16,664
 Net change in unrealized appreciation/
  depreciation on investments   ...............       873,998       (1,350,540)       88,107       (169,853)
                                                 -------------    -------------    ----------    ----------
 Increase in net assets   .....................     5,971,751        2,375,555       649,355        286,441
                                                 -------------    -------------    ----------    ----------
Dividends and Distributions to Shareholders:
 From net investment income  ..................    (5,112,892)      (3,160,286)     (543,122)      (433,144)
 From capital gains ...........................      (164,477)        (539,436)      (10,144)       (37,168)
                                                 -------------    -------------    ----------    ----------
 Total Distributions   ........................    (5,277,369)      (3,699,722)     (553,266)      (470,312)
                                                 -------------    -------------    ----------    ----------
Capital Share Transactions - Note C   .........    16,662,781       47,432,633     1,477,192      1,576,877
                                                 -------------    -------------    ----------    ----------
  Total increase in net assets  ...............    17,357,163       46,108,466     1,573,281      1,393,006
Net Assets:
 Beginning of year  ...........................    76,044,725       29,936,259     7,991,645      6,598,639
                                                 -------------    -------------    ----------    ----------
 End of year (including undistributed net
  investment income of $0, $0, $275,372,
  $214,359, $29,851 and $23,026,
  respectively)  ..............................  $ 93,401,888     $ 76,044,725     $9,564,926    $7,991,645
                                                 =============    =============    ==========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------




                                                           McM Balanced                     McM Equity
                                                               Fund                      Investment Fund
                                                   -----------------------------   ----------------------------
                                                    For the         For the         For the         For the
                                                   Year Ended      Year Ended      Year Ended      Year Ended
                                                    06/30/97        06/30/96        06/30/97       06/30/96
                                                   -------------   -------------   -------------   ------------
Operations:
 Net investment income  ........................   $  838,463      $  216,803      $  592,381      $   179,744
 Net realized gain (loss) on investments  ......      (31,191)        (15,053)         88,154           18,284
 Net change in unrealized appreciation/
  depreciation on investments ..................    5,082,280         680,345      12,113,724        2,003,550
                                                   -----------     -----------     -----------     -----------
 Increase in net assets ........................    5,889,552         882,095      12,794,259        2,201,578
                                                   -----------     -----------     -----------     -----------
Dividends and Distributions to Shareholders:
 From net investment income   ..................     (796,912)       (206,101)       (583,073)        (171,896)
 From capital gains  ...........................            0         (33,641)        (15,401)         (19,520)
                                                   -----------     -----------     -----------     -----------
 Total Distributions ...........................     (796,912)       (239,742)       (598,474)        (191,416)
                                                   -----------     -----------     -----------     -----------
Capital Share Transactions - Note C ............   23,933,114       8,202,740      22,484,477       17,037,000
                                                   -----------     -----------     -----------     -----------
 Total increase in net assets ..................   29,025,754       8,845,093      34,680,262       19,047,162
Net Assets:
 Beginning of year   ...........................   11,914,969       3,069,876      23,912,921        4,865,759
                                                   -----------     -----------     -----------     -----------
 End of year (including undistributed net
  investment income of $56,694, $15,143,
  $20,224 and $10,916, respectively)............   $40,940,723     $11,914,969     $58,593,183     $23,912,921
                                                   ===========     ===========     ===========     ===========

See accompanying notes to financial statements.

McM FUNDS
Notes to Financial Statements                                     June 30, 1997
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies: McM Funds (the "Company") operates as a series company currently issuing five series of shares of beneficial interest (collectively, the "Funds"): McM Principal Preservation Fund (the "Principal Preservation Fund"), McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund") and McM Equity Investment Fund (the "Equity Investment Fund"). The Company is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Company was organized as a Delaware business trust on February 3, 1994. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. All Company officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

    (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

    (3) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

McM FUNDS
Notes to Financial Statements (continued)                         June 30, 1997
--------------------------------------------------------------------------------

    (4) Federal Income Taxes: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Each Fund qualified for such treatment for the year ended June 30, 1997. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. As of June 30, 1997, the Balanced Fund had capital loss carryforwards for federal income tax purposes of approximately $51,084, of which $30,784 expires on June 30, 2004 and $20,300 expires on June 30, 2005. These capital loss carryforwards may be utilized in the current and future years to offset net realized gains prior to distributing such gains to shareholders.

    (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

    (6) Organization Costs: Organization costs are being amortized on a straight-line basis over five years.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Note (C) Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:



                                                       PRINCIPAL PRESERVATION FUND
                                  ----------------------------------------------------------------------
                                              Year Ended                          Year Ended
                                            June 30, 1997                       June 30, 1996
                                  ----------------------------------  ----------------------------------
                                      Shares            Amount            Shares            Amount
                                  ----------------  ----------------  ----------------  ----------------
Shares sold   ..................     61,451,444     $  61,451,444        48,186,845     $  48,186,845
Shares issued through
 reinvestment of dividends   ...      1,244,977         1,244,977           954,210           954,210
Shares redeemed  ...............    (54,187,112)      (54,187,112)      (36,760,462)      (36,760,462)
                                   ------------     --------------     ------------     --------------
Net Increase  ..................      8,509,309     $   8,509,309        12,380,593     $  12,380,593
                                   ============     ==============     ============     ==============



                                                  INTERMEDIATE FIXED INCOME FUND
                                  ---------------------------------------------------------------
                                             Year Ended                       Year Ended
                                            June 30, 1997                   June 30, 1996
                                  ---------------------------------  ----------------------------
                                     Shares            Amount         Shares         Amount
                                  ---------------  ----------------  -----------  ---------------
Shares sold   ..................     3,302,865     $  33,813,474     5,055,407    $ 52,223,621
Shares issued through
 reinvestment of dividends   ...       500,320         5,114,086       344,344       3,547,475
Shares redeemed  ...............    (2,172,289)      (22,264,779)     (813,233)     (8,338,463)
                                   -----------     --------------    ---------    -------------
Net Increase  ..................     1,630,896     $  16,662,781     4,586,518    $ 47,432,633
                                   ===========     ==============    =========    =============

                                                      FIXED INCOME FUND
                                    ------------------------------------------------------
                                            Year Ended                  Year Ended
                                          June 30, 1997               June 30, 1996
                                    --------------------------  --------------------------
                                      Shares        Amount        Shares        Amount
                                    ------------  ------------  ------------  ------------
Shares sold  .....................    136,454     $1,423,356      131,506     $1,383,524
Shares issued through
 reinvestment of dividends  ......     53,167        552,893       44,326        467,474
Shares redeemed ..................    (47,554)      (499,057)     (25,846)      (274,121)
                                     --------     ----------     --------     ----------
Net Increase    ..................    142,067     $1,477,192      149,986     $1,576,877
                                     ========     ==========     ========     ==========



                                                         BALANCED FUND
                                    --------------------------------------------------------
                                            Year Ended                   Year Ended
                                          June 30, 1997                June 30, 1996
                                    --------------------------  ----------------------------
                                     Shares        Amount         Shares         Amount
                                    -----------  -------------  ------------  --------------
Shares sold  .....................  1,730,693    $23,766,367      662,596      $8,186,373
Shares issued through
 reinvestment of dividends  ......     53,858        767,164       17,679         218,104
Shares redeemed ..................    (43,162)      (600,417)     (16,574)       (201,737)
                                    ---------    -----------     --------      ----------
Net Increase    ..................  1,741,389    $23,933,114      663,701      $8,202,740
                                    =========    ===========     ========      ==========

McM FUNDS
Notes to Financial Statements (continued)                         June 30, 1997
--------------------------------------------------------------------------------


                                                        EQUITY INVESTMENT FUND
                                     ------------------------------------------------------------
                                              Year Ended                     Year Ended
                                            June 30, 1997                   June 30, 1996
                                     ----------------------------   -----------------------------
                                      Shares         Amount          Shares          Amount
                                     -----------   --------------   -----------   ---------------
Shares sold  .....................   1,485,441     $24,691,781      1,249,130      $17,659,811
Shares issued through
 reinvestment of dividends  ......      33,050         573,358         13,380          186,095
Shares redeemed ..................    (155,758)     (2,780,662)       (59,989)        (808,906)
                                     ---------     ------------     ---------      -----------
Net Increase    ..................   1,362,733     $22,484,477      1,202,521      $17,037,000
                                     =========     ============     =========      ===========

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the year ended June 30, 1997 were:



                                           Aggregate       Proceeds from
                                           Purchases           Sales
                                          --------------   --------------
Intermediate Fixed Income Fund   ......   $ 51,836,431     $ 31,260,725
Fixed Income Fund .....................      4,368,755        2,776,431
Balanced Fund  ........................     31,438,492        7,709,906
Equity Investment Fund  ...............     22,370,320          345,908

Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each
Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60%, and 0.75%, respectively. For the period July 1, 1996 through June 30, 1997, the Advisor absorbed, subject to repayment, expenses totaling $450,250; $119,537 for the Principal Preservation Fund, $83,302 for the Intermediate Fixed Income Fund, $93,006 for the Fixed Income Fund, $101,913 for the Balanced Fund and $52,492 for the Equity Investment Fund.

The investment advisory agreements provide that any fee reductions or expense reimbursements made by the Advisor are subject to reimbursement by the Funds within the three years following such reduction or reimbursement provided that the Funds are able to make such reimbursements and remain in compliance with applicable expense limitations. Since July 14, 1994 (July 13, 1994 for the Principal Preservation Fund) through June 30, 1997, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $268,167, Intermediate Fixed Income Fund $288,755, Fixed Income Fund $212,498, Balanced Fund $228,730 and Equity Investment Fund $175,996.

Note (F) Special Meeting of Shareholders: A Special Meeting of Shareholders was held on December 2, 1996. At the meeting, shareholders of the Funds were asked to consider the election of three (3) nominees to the Board of Trustees.

The results of all matters voted on by shareholders of the Funds at the Special Meeting of Shareholders, in dollar weighted values for shares voted by proxy, were as follows: nominees Mark R. Taylor, Gregory L. Watson and S.D. Sicotte received 146,622,830, 146,993,113 and 146,993,113 votes FOR, respectively and
374,409, 4,126 and 4,126 votes withholding authority, respectively.

Financial Highlights
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                          McM Principal
                                                        Preservation Fund
                                            ------------------------------------------
                                             For the       For the        For the
                                            Year Ended    Year Ended    Period Ended
                                             06/30/97      06/30/96      06/30/95*
                                            ------------  ------------  --------------
Net Asset Value, beginning of period   ...    $  1.00       $  1.00       $  1.00
                                              -------       -------       ---------
 Income from investment
  operations
 Net investment income  ..................       0.05          0.05          0.05
 Net realized and unrealized gain (loss)
  on investments  ........................       0.00          0.00          0.00
                                              -------       -------       ---------
  Total from investment operations  ......       0.05          0.05          0.05
                                              -------       -------       ---------
 Less Distributions:
 From net investment income   ............      (0.05)        (0.05)        (0.05)
 From capital gains  .....................       0.00          0.00          0.00
                                              -------       -------       ---------
  Total distributions   ..................      (0.05)        (0.05)        (0.05)
                                              -------       -------       ---------
Net Asset Value, end of period   .........    $  1.00       $  1.00       $  1.00
                                              =======       =======       =========
Total return   ...........................       5.24%         5.39%         5.10%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's)  ...    $32,703       $24,195       $11,813
 Ratio of expenses to average net
  assets before reimbursement of
  expenses by Advisor   ..................       0.77%         0.93%         2.77%(1)
 Ratio of expenses to average net
  assets after reimbursement of
  expenses by Advisor   ..................       0.30%         0.30%         0.30%(1)
 Ratio of net investment income to
  average net assets before reim-
  bursement of expenses by Advisor               4.65%         4.60%         2.91%(1)
 Ratio of net investment income to
  average net assets after reimburse-
  ment of expenses by Advisor                    5.12%         5.23%         5.38%(1)
 Portfolio turnover  .....................        N/A           N/A           N/A
 Average commission rate paid ............        N/A           N/A           N/A





                                                            McM Intermediate
                                                            Fixed Income Fund
                                            -------------------------------------------------
                                             For the       For the            For the
                                            Year Ended    Year Ended       Period Ended
                                             06/30/97      06/30/96         06/30/95**
                                            ------------  ------------  ---------------------
Net Asset Value, beginning of period   ...    $ 10.17       $ 10.37         $    10.00
                                              -------       -------         ------------
 Income from investment
  operations
 Net investment income  ..................       0.60          0.57               0.54
 Net realized and unrealized gain (loss)
  on investments  ........................       0.11         (0.10)              0.34
                                              -------       -------         ------------
  Total from investment operations  ......       0.71          0.47               0.88
                                              -------       -------         ------------
 Less Distributions:
 From net investment income   ............      (0.60)        (0.57)             (0.51)
 From capital gains  .....................      (0.02)        (0.10)              0.00
                                              -------       -------         ------------
  Total distributions   ..................      (0.62)        (0.67)             (0.51)
                                              -------       -------         ------------
Net Asset Value, end of period   .........    $ 10.26       $ 10.17         $    10.37
                                              =======       =======         ============
Total return   ...........................       7.14%         4.61%              9.19%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's)  ...    $93,402       $76,045         $   29,936
 Ratio of expenses to average net
  assets before reimbursement of
  expenses by Advisor   ..................       0.59%         0.69%              1.72%(1)
 Ratio of expenses to average net
  assets after reimbursement of
  expenses by Advisor   ..................       0.50%         0.50%              0.50%(1)
 Ratio of net investment income to
  average net assets before reim-
  bursement of expenses by Advisor               5.80%         5.52%              5.01%(1)
 Ratio of net investment income to
  average net assets after reimburse-
  ment of expenses by Advisor                    5.89%         5.71%              6.24%
 Portfolio turnover  .....................      36.02%        75.26%            227.09%(2)
 Average commission rate paid ............        N/A           N/A                N/A

 * McM Principal Preservation Fund commenced investment operations on July 13, 1994.
** McM Intermediate Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.











See accompanying notes to financial statements.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                            McM Fixed
                                                           Income Fund
                                            ------------------------------------------
                                             For the       For the        For the
                                            Year Ended    Year Ended    Period Ended
                                             06/30/97      06/30/96      06/30/95*
                                            ------------  ------------  --------------
Net Asset Value, beginning of period   ...   $  10.33      $  10.58      $    10.00
                                             --------      --------      ------------
 Income from investment
  operations
 Net investment income  ..................       0.65          0.64            0.55
 Net realized and unrealized gain (loss)
  on investments  ........................       0.12         (0.20)           0.56
                                             --------      --------      ------------
  Total from investment operations  ......       0.77          0.44            1.11
                                             --------      --------      ------------
 Less Distributions:
 From net investment income   ............      (0.65)        (0.63)          (0.53)
 From capital gains  .....................      (0.01)        (0.06)           0.00
                                             --------      --------      ------------
  Total distributions   ..................      (0.66)        (0.69)          (0.53)
                                             --------      --------      ------------
Net Asset Value, end of period   .........   $  10.44      $  10.33      $    10.58
                                             ========      ========      ============
Total return   ...........................       7.72%         4.16%          11.55(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's)  ...   $  9,565      $  7,992      $    6,599
 Ratio of expenses to average net
  assets before reimbursement of
  expenses by Advisor   ..................       1.57%         1.82%           7.29%(1)
 Ratio of expenses to average net
  assets after reimbursement of
  expenses by Advisor   ..................       0.50%         0.50%           0.50%(1)
 Ratio of net investment income to
  average net assets before reim-
  bursement of expenses by Advisor               5.25%         4.70%          -0.47%(1)
 Ratio of net investment income to
  average net assets after reimburse-
  ment of expenses by Advisor                    6.32%         6.02%           6.33%(1)
 Portfolio turnover  .....................      32.46%        37.62%         150.77%(2)
 Average commission rate paid ............        N/A           N/A             N/A





                                                          McM Balanced
                                                              Fund
                                            -----------------------------------------
                                             For the       For the        For the
                                            Year Ended    Year Ended    Period Ended
                                             06/30/97      06/30/96      06/30/95*
                                            ------------  ------------  -------------
Net Asset Value, beginning of period   ...    $ 12.75       $ 11.35      $   10.00
                                              -------       -------      -----------
 Income from investment
  operations
 Net investment income  ..................       0.43          0.40           0.36
 Net realized and unrealized gain (loss)
  on investments  ........................       2.54          1.49           1.33
                                              -------       -------      -----------
  Total from investment operations  ......       2.97          1.89           1.69
                                              -------       -------      -----------
 Less Distributions:
 From net investment income   ............      (0.42)        (0.40)         (0.34)
 From capital gains  .....................       0.00         (0.09)          0.00
                                              -------       -------      -----------
  Total distributions   ..................      (0.42)        (0.49)         (0.34)
                                              -------       -------      -----------
Net Asset Value, end of period   .........    $ 15.30       $ 12.75      $   11.35
                                              =======       =======      ===========
Total return   ...........................      23.65%        16.86%         17.31%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's)  ...    $40,941       $11,915      $   3,070
 Ratio of expenses to average net
  assets before reimbursement of
  expenses by Advisor   ..................       1.01%         2.21%          8.41%(1)
 Ratio of expenses to average net
  assets after reimbursement of
  expenses by Advisor   ..................       0.60%         0.60%          0.60%(1)
 Ratio of net investment income to
  average net assets before reim-
  bursement of expenses by Advisor               2.97%         1.81%         -3.54%(1)
 Ratio of net investment income to
  average net assets after reimburse-
  ment of expenses by Advisor                    3.38%         3.43%          4.28%(1)
 Portfolio turnover  .....................      31.64%        26.16%         81.05%(2)
 Average commission rate paid ............    $0.0600       $0.0600            N/R

* McM Fixed Income Fund and McM Balanced Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.












See accompanying notes to financial statements.

--------------------------------------------------------------------------------


The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                            McM Equity
                                                                                          Investment Fund
                                                                            -------------------------------------------
                                                                             For the        For the        For the
                                                                            Year Ended     Year Ended     Period Ended
                                                                            06/30/97       06/30/96       06/30/95*
                                                                            ------------   ------------   -------------
Net Asset Value, beginning of period ....................................     $ 14.85        $ 11.95       $  10.00
                                                                              -------        -------       ----------
 Income from investment operations
 Net investment income   ................................................        0.24           0.21           0.19
 Net realized and unrealized gain on investments ........................        4.87           2.94           1.94
                                                                              -------        -------       ----------
  Total from investment operations   ....................................        5.11           3.15           2.13
                                                                              -------        -------       ----------
 Less Distributions:
 From net investment income .............................................       (0.24)         (0.21)         (0.18)
 From capital gains   ...................................................       (0.01)         (0.04)          0.00
                                                                              -------        -------       ----------
  Total distributions ...................................................       (0.25)         (0.25)         (0.18)
                                                                              -------        -------       ----------
Net Asset Value, end of period ..........................................     $ 19.71        $ 14.85       $  11.95
                                                                              =======        =======       ==========
Total return ............................................................       34.68%         26.53%         21.57%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's)   .................................     $58,593        $23,913       $  4,866
 Ratio of expenses to average net assets before reimbursement of expenses
  by Advisor ............................................................        0.88%          1.72%          8.48%(1)
 Ratio of expenses to average net assets after reimbursement of expenses
  by Advisor ............................................................        0.75%          0.75%          0.75%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor  .................................        1.36%          0.80%         -5.50%(1)
 Ratio of net investment income to average net assets after reimbursement
  of expenses by Advisor ................................................        1.49%          1.77%          2.24%(1)
 Portfolio turnover   ...................................................        0.88%          0.92%          1.81%(2)
 Average commission rate paid  ..........................................     $0.0600        $0.0600            N/R

*   McM Equity Investment Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.


















See accompanying notes to financial statements.

McM FUNDS
Report of Independent Certified Public Accountants
--------------------------------------------------------------------------------


To the Shareholders and Trustees of McM Funds:

We have audited the accompanying statements of assets and liabilities of McM Principal Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund, and McM Equity Investment Fund, each a series of shares of beneficial interest of McM Funds, including the schedules of investments, as of June 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period ended June 30, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of McM Principal Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund as of June 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period ended June 30, 1995, in conformity with generally accepted accounting principles.




                                                   TAIT, WELLER & BAKER



Philadelphia, Pennsylvania
July 11, 1997

                               Board of Trustees
                               Robert R. Barron
                               Terry A. O'Toole
                                Walter B. Rose
                             Kenneth I. Rosenblum
                                 S.D. Sicotte
                                Mark R. Taylor
                               Gregory L. Watson



                                   Officers
                      Terry A. O'Toole, CEO and President
                Robert R. Barron, Vice President and Treasurer
                 Deane A. Nelson, Vice President and Secretary



       Investment Advisor                                   Custodian
       McMorgan & Company                             The Bank of New York
    One Bush Street, Suite 800                           48 Wall Street
     San Francisco, CA 94104                           New York, NY 10286
         (800) 788-9485

         Underwriter                                       Auditors
   FPS Broker Services, Inc.                          Tait, Weller & Baker
      3200 Horizon Drive                          2 Penn Center Plaza, Suite 700
   King of Prussia, PA 19406                          Philadelphia, PA 19102

                             Shareholder Services
                              FPS Services, Inc.
                              3200 Horizon Drive
                           King of Prussia, PA 19406



                       For Additional Information about
                                McM Funds call:
                                (800) 788-9485

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.


ANR697

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